FINANCE INCOME AND EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
DisclosureOfFinanceIncomeAndExpensesLineItems [Line Items]
Finance income	$ 4.7	$ 2.6	[1]	$ 1.6	[1]
Finance expenses	(91.6)	(31.0)	[1]	(30.2)	[1]
Share of result of associates	(2.5)	0.0		0.0
Foreign exchange gain/(loss)	0.3	(0.9)	[1]	0.5	[1]
Financial result	(86.6)	(29.4)		(27.8)
Interest on loans
DisclosureOfFinanceIncomeAndExpensesLineItems [Line Items]
Finance expenses	(29.2)	(30.2)		(29.4)
Interest on lease obligations
DisclosureOfFinanceIncomeAndExpensesLineItems [Line Items]
Finance expenses	(56.2)	0.0		0.0
Other financial expenses
DisclosureOfFinanceIncomeAndExpensesLineItems [Line Items]
Finance expenses	(3.5)	(0.4)		(0.5)
Interest expense on financial liabilities
DisclosureOfFinanceIncomeAndExpensesLineItems [Line Items]
Finance expenses	(88.9)	(30.6)		(29.9)
Interest expense
DisclosureOfFinanceIncomeAndExpensesLineItems [Line Items]
Finance expenses	(0.2)	(0.4)		(0.3)
Interest and other financial expenses
DisclosureOfFinanceIncomeAndExpensesLineItems [Line Items]
Finance expenses	(0.2)	(0.4)		(0.3)
Interest income on bank deposits
DisclosureOfFinanceIncomeAndExpensesLineItems [Line Items]
Finance income	3.5	2.5		1.8
Interest on sublease receivables
DisclosureOfFinanceIncomeAndExpensesLineItems [Line Items]
Finance income	0.7	0.0		0.0
Other financial income
DisclosureOfFinanceIncomeAndExpensesLineItems [Line Items]
Finance income	0.5	0.0		0.1
Interest income on financial assets
DisclosureOfFinanceIncomeAndExpensesLineItems [Line Items]
Finance income	$ 4.7	$ 2.5		$ 1.9

[1]	In conjunction with the implementation of IFRS 16, Hudson adopted a new structure for the consolidated statements of comprehensive income. The comparative figures were reclassified accordingly (see note 2.4)